Revenues - Summary of the company's revenues disaggregated by revenue category (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Revenue
Revenues	¥ 1,131,395	$ 157,937	¥ 1,619,938
On-demand delivery solution services
Revenue
Revenues	1,039,194	145,066	1,499,091
Mobility service solutions
Revenue
Revenues	57,442	8,019	100,491
Housekeeping services
Revenue
Revenues	21,972	3,067	15,973
Others
Revenue
Revenues	¥ 12,787	$ 1,785	¥ 4,383